Income Taxes, Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 65
Balance at end of year	77	$ 65
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	65	55	$ 53
Charged to income tax expense	12	10	2
Balance at end of year	$ 77	$ 65	$ 55